UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2016

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Equity Spectrum Fund

The fund's portfolio
7/31/15 (Unaudited)

COMMON STOCKS (85.2%)(a)
			Shares	Value

Aerospace and defense (11.1%)

General Dynamics Corp.			988,034	$147,325,750

L-3 Communications Holdings, Inc.			1,006,000	116,152,760

Northrop Grumman Corp.			746,372	129,129,820

Raytheon Co.			377,515	41,183,111

				433,791,441
Airlines (6.3%)

American Airlines Group, Inc.			5,206,473	208,779,567

Spirit Airlines, Inc.(NON)			603,300	36,089,406

				244,868,973
Banks (0.2%)

Metro Bank PLC (acquired 1/15/14, cost $8,736,904) (Private) (United Kingdom)(F)(RES)(NON)			410,449	9,670,756

				9,670,756
Biotechnology (4.1%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			1,033,900	19,778,507

AMAG Pharmaceuticals, Inc.(NON)(S)			326,660	20,873,574

ARIAD Pharmaceuticals, Inc.(NON)(S)			9,245,479	75,443,109

Idera Pharmaceuticals, Inc.(NON)(S)			5,507,200	19,715,776

United Therapeutics Corp.(NON)			139,400	23,608,784

				159,419,750
Chemicals (1.9%)

W.R. Grace & Co.(NON)			713,044	71,967,531

				71,967,531
Commercial services and supplies (—%)

Tyco International PLC			11,500	436,885

				436,885
Communications equipment (5.0%)

EchoStar Corp. Class A(NON)			4,224,736	196,112,245

				196,112,245
Diversified financial services (0.8%)

Leucadia National Corp.			1,255,700	29,534,064

				29,534,064
Health-care equipment and supplies (2.5%)

GenMark Diagnostics, Inc.(NON)(AFF)(S)			4,561,724	38,774,654

STAAR Surgical Co.(NON)(AFF)(S)			6,673,569	58,527,200

				97,301,854
Hotels, restaurants, and leisure (0.1%)

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			174,100	3,591,683

				3,591,683
Household durables (0.2%)

UCP, Inc. Class A(NON)(AFF)			852,192	6,408,484

				6,408,484
Internet and catalog retail (8.7%)

Amazon.com, Inc.(NON)			118,000	63,265,700

Ctrip.com International, Ltd. ADR (China)(NON)			163,800	11,724,804

Delivery Hero Holding GmbH (acquired 6/12/15, cost $14,040,748) (Private) (Germany)(F)(RES)(NON)			1,823	12,331,824

FabFurnish GmbH (acquired 8/2/13, cost $151) (Private) (Brazil)(F)(RES)(NON)			114	94

Global Fashion Holding SA (acquired 8/2/13, cost $7,569,814) (Private) (Brazil)(F)(RES)(NON)			178,692	4,574,219

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $151) (Private) (Brazil)(F)(RES)(NON)			114	94

New Middle East Other Assets GmbH (acquired 8/2/13, cost $62) (Private) (Brazil)(F)(RES)(NON)			47	39

Priceline Group, Inc. (The)(NON)			199,300	247,843,501

				339,740,275
Internet software and services (1.4%)

Google, Inc. Class C(NON)			88,666	55,470,336

				55,470,336
Life sciences tools and services (2.4%)

Agilent Technologies, Inc.			2,302,400	94,283,280

				94,283,280
Media (20.0%)

DISH Network Corp. Class A(NON)			11,240,152	726,226,218

Global Eagle Entertainment, Inc.(NON)(AFF)(S)			4,324,932	53,715,655

				779,941,873
Oil, gas, and consumable fuels (2.1%)

Cabot Oil & Gas Corp.			299,300	7,829,688

Gulfport Energy Corp.(NON)			1,629,068	53,368,268

Stone Energy Corp.(NON)(AFF)			3,240,211	18,760,822

				79,958,778
Pharmaceuticals (14.5%)

Cardiome Pharma Corp. (Canada)(NON)(FWC)			515,875	4,678,986

Jazz Pharmaceuticals PLC(NON)			2,451,780	471,330,187

Medicines Co. (The)(NON)(S)			609,656	19,137,102

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			985,700	68,033,014

				563,179,289
Real estate investment trusts (REITs) (1.0%)

Altisource Residential Corp.(R)			2,444,054	40,229,129

				40,229,129
Real estate management and development (2.4%)

Altisource Asset Management Corp. (Virgin Islands)(NON)(AFF)(S)			171,729	22,766,114

Altisource Portfolio Solutions SA(NON)(AFF)(S)			2,128,083	69,503,191

				92,269,305
Thrifts and mortgage finance (0.5%)

Ocwen Financial Corp.(NON)			2,290,075	19,305,332

				19,305,332

Total common stocks (cost $3,017,824,910)				$3,317,481,263

CONVERTIBLE PREFERRED STOCKS (2.0%)(a)
			Shares	Value

Altisource Asset Management Corp. zero % cv. pfd. (acquired 3/17/14, cost $50,000,000) (Virgin Islands)(RES)(AFF)			50,000	$29,306,250

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/28/15, cost $45,675,016) (Private)(F)(RES)(NON)			1,350,639	48,183,641

Total convertible preferred stocks (cost $95,675,016)				$77,489,891

WARRANTS (-%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Global Eagle Entertainment, Inc.(AFF)	1/31/18	$11.50	351,253	$1,369,887

Total warrants (cost $477,829)				$1,369,887

SHORT-TERM INVESTMENTS (15.6%)(a)
			Principal amount/shares	Value

Federal Farm Credit Banks Funding Corporation unsec. discount notes 0.05%, August 24, 2015			$15,000,000	$14,999,521

Federal Home Loan Banks unsec. discount notes 0.06%, August 21, 2015			34,750,000	34,748,842

Federal Home Loan Banks unsec. discount notes 0.10%, October 23, 2015			30,000,000	29,995,950

Putnam Cash Collateral Pool, LLC 0.25%(d)		Shares	121,238,625	121,238,625

Putnam Money Market Liquidity Fund 0.08%(AFF)		Shares	26,510,275	26,510,275

Putnam Short Term Investment Fund 0.11%(AFF)		Shares	304,674,416	304,674,416

SSgA Prime Money Market Fund Class N 0.06%(P)		Shares	4,226,000	4,226,000

U.S. Treasury Bills 0.02%, August 27, 2015(SEGSH)			$25,000,000	24,999,603

U.S. Treasury Bills 0.02%, September 17, 2015(SEGSF)(SEGSH)			25,000,000	24,999,429

U.S. Treasury Bills 0.02%, September 3, 2015(SEGSF)(SEGSH)			20,000,000	19,999,725

Total short-term investments (cost $606,389,658)				$606,392,386

TOTAL INVESTMENTS

Total investments (cost $3,720,367,413)(b)				$4,002,733,427

FORWARD CURRENCY CONTRACTS at 7/31/15 (aggregate face value $319,216,965) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Buy	8/19/15	$74,267,637	$74,116,338	$151,299
	Japanese Yen	Sell	8/19/15	74,267,637	76,835,345	2,567,708
Citibank, N.A.
	Euro	Sell	9/16/15	26,822,504	26,485,386	(337,118)
Credit Suisse International
	Euro	Sell	9/16/15	430,425	430,135	(290)
	Japanese Yen	Buy	8/19/15	31,425,543	31,332,250	93,293
	Japanese Yen	Sell	8/19/15	31,425,543	32,505,228	1,079,685
	Swedish Krona	Sell	9/16/15	16,586,317	17,010,099	423,782
JPMorgan Chase Bank N.A.
	Euro	Sell	9/16/15	26,822,064	26,531,270	(290,794)
	Swedish Krona	Sell	9/16/15	16,586,329	16,958,249	371,920
State Street Bank and Trust Co.
	Swedish Krona	Sell	9/16/15	16,586,317	17,012,665	426,348

Total						$4,485,833

SECURITIES SOLD SHORT at 7/31/15 (Unaudited)

COMMON STOCKS (3.1%)(a)	Shares	Value

Aerospace and defense (0.1%)
Orbital ATK, Inc.	46,570	3,304,142

		3,304,142
Electrical equipment (0.8%)
ABB, Ltd. (Switzerland)	682,969	$13,867,181
Emerson Electric Co.	365,600	18,919,800

		32,786,981
Food products (0.9%)
Hain Celestial Group, Inc. (The)(NON)	527,200	35,839,056

		35,839,056
Industrial conglomerates (0.6%)
General Electric Co.	846,900	22,104,090

		22,104,090
Leisure products (0.1%)
Vista Outdoor, Inc.(NON)	93,140	4,393,414

		4,393,414
Machinery (0.6%)
Caterpillar, Inc.	291,600	22,928,508

		22,928,508

Total securities sold short (proceeds receivable $113,725,526)		$121,356,191

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2015 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,892,671,305.
(b)	The aggregate identified cost on a tax basis is $3,721,591,711, resulting in gross unrealized appreciation and depreciation of $708,963,731 and $427,822,015, respectively, or net unrealized appreciation of $281,141,716.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $104,066,917, or 2.7% of net assets.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

	Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$49,708,388	$145,171,160	$168,369,273	$1,901	$—	$26,510,275
	Putnam Short Term Investment Fund *	237,824,142	457,833,128	390,982,854	52,829	—	304,674,416
	Altisource Asset Management Corp.†	—	13,815,548	—	—	—	22,766,114
	Altisource Asset Management Corp. cv pfd.†	—	—	—	—	—	29,306,250
	Altisource Portfolio Solutions SA	51,606,013	—	—	—	—	69,503,191
	GenMark Diagnostics, Inc.	43,792,550	—	—	—	—	38,774,654
	Global Eagle Entertainment, Inc.**	55,229,382	—	—	—	—	53,715,655
	Global Eagle Entertainment, Inc. Warrants	1,650,889	—	—	—	—	1,369,887
	STAAR Surgical Co.	56,080,096	3,123,383	—	—	—	58,527,200
	Stone Energy Corp.	55,310,402	—	—	—	—	18,760,822
	UCP, Inc. Class A	7,379,983	—	—	—	—	6,408,484
	Totals	$558,581,845	$619,943,219	$559,352,127	$54,730	$—	$630,316,948
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
	† Security was only in affiliation for a portion of the reporting period.
** In connection with the purchase of shares of this issuer by the fund on October 21, 2013, Putnam Management, on behalf of the fund, other funds managed by Putnam Management and certain other affiliated entities and individuals (the "Other Putnam Investors"), entered into a Voting Rights Waiver Agreement with the issuer. Pursuant to the Agreement, the fund and the Other Putnam Investors have agreed to waive on a pro rata basis all voting rights in respect of any voting securities issued by the issuer that exceed, in the aggregate, 4.99% of the total voting rights exercisable by the issuer's outstanding voting securities.

(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGSH)	This security, in part or in entirety, was segregated for securities sold short at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $121,238,625, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $114,948,040.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $125,679,723 to cover certain derivative contracts, securities sold short and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $337,118 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $369,966 and may include amounts related to unsettled agreements.
	Short sales of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense.
	While the short position is open, the fund will post cash or liquid assets at least equal in value to the fair value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the fair value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked to market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender.
	At the close of the reporting period, the value of the securities sold short amounted to $121,356,191 and the fund posted collateral of $60,676,115. Collateral may include amounts related to unsettled trades.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,112,776,045	$—	$16,906,270
Energy	79,958,778	—	—
Financials	181,337,830	—	9,670,756
Health care	914,184,173	—	—
Industrials	679,097,299	—	—
Information technology	251,582,581	—	—
Materials	71,967,531	—	—
Total common stocks	3,290,904,237	—	26,577,026
Convertible preferred stocks	—	29,306,250	48,183,641
Warrants	1,369,887	—	—
Short-term investments	335,410,691	270,981,695	—

Totals by level	$3,627,684,815	$300,287,945	$74,760,667

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$4,485,833	$—
Securities sold short	(107,489,010)	(13,867,181)	—

Totals by level	$(107,489,010)	$(9,381,348)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of April 30, 2015	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)#	Purchases	Sales	Net transfers in and/or out of Level 3	Balance as of July 31, 2015

Common stocks*:
Consumer discretionary	$4,168,391	$—	$—	$(1,302,849)	$14,040,728	$—	$—	$16,906,270
Financials	8,946,554	—	—	724,202	—	—	—	9,670,756
Total common stocks	13,114,945	—	—	(578,647)	14,040,728	—	—	$26,577,026
Convertible preferred stocks	40,500,015	—	—	7,683,626	—	—	—	48,183,641

Totals:	$53,614,960	$—	$—	$7,104,979	$14,040,728	$—	$—	$74,760,667

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
# Includes $7,104,979 related to Level 3 securities still held at period end.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

The table below represents quantitative information on internally priced Level 3 securities that were valued using unobservable inputs:
Description	Fair Value	Valuation Techniques	Unobservable Input	Range of unobservable inputs (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Private Equity	$9,670,756	Comparable multiples	Liquidity Discount	15%	Decrease
			Discount Rates (WACC)	12%	Decrease
			Deposit Growth	57%-85% (72.3%)	Increase
			Market Capitalization/deposits	25%	Increase
Private Equity	60,515,465	Market transaction price	Liquidity Discount	10%	Decrease
			EV/sales multiple	0.8x-2.5x (1.7x)	Increase
Private Equity	4,574,446	Comparable multiples	Liquidity discount	25%	Decrease
(1) Expected directional change in fair value that would result from an increase in the unobservable input.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$5,114,035	$628,202
Equity contracts	1,369,887	—

Total	$6,483,922	$628,202

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$324,700,000
Warrants (number of warrants)		350,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Total

	Assets:
	Forward currency contracts#	$2,719,007	$—	$1,596,760	$371,920	$426,348	$5,114,035

	Total Assets	$2,719,007	$—	$1,596,760	$371,920	$426,348	$5,114,035

	Liabilities:
	Forward currency contracts#	--	337,118	290	290,794	--	628,202

	Total Liabilities	$—	$337,118	$290	$290,794	$—	$628,202

	Total Financial and Derivative Net Assets	$2,719,007	$(337,118)	$1,596,470	$81,126	$426,348	$4,485,833
	Total collateral received (pledged)##†	$2,719,007	$(199,983)	$1,500,000	$(169,983)	$—
	Net amount	$—	$(137,135)	$96,470	$251,109	$426,348

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015